Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Equity Funds I
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Trading Symbol	dgef
Amendment Flag	false
Central Index Key	0000027801
Document Effective Date	Feb. 28, 2018
Document Creation Date	Feb. 28, 2018
Delaware Mid Cap Value Fund | Class A
Document and Entity Information:
Trading Symbol	DLMAX
Delaware Mid Cap Value Fund | Class C
Document and Entity Information:
Trading Symbol	DLMCX
Delaware Mid Cap Value Fund | Class R
Document and Entity Information:
Trading Symbol	DLMRX
Delaware Mid Cap Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DLMIX